Transactions with related companies and joint venture - Accounts receivable, payable fromto associates (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	$ 181,492	$ 146,070
Other Receivables	671,707	749,456
Associates
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	421	367
Other Receivables	2,486	2,842
Trade and other receivable total	2,907	3,209
Other
Disclosure Of Transactions with associates companies [Line Items]
Other payables	14	20
Total trade and other payables	468	183
Minera Yanacocha S.R.L. | Associates
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	0	312
Compania Minera Coimolache S.A. | Associates
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	421	55
Other Receivables	0	1,025
Trade payables	454	163
Transportadora Callao SA | Associates
Disclosure Of Transactions with associates companies [Line Items]
Other Receivables	2,486	1,612
Ferrocarril Central Andino S.A. | Associates
Disclosure Of Transactions with associates companies [Line Items]
Other Receivables	0	150
Banco Pichincha | Associates
Disclosure Of Transactions with associates companies [Line Items]
Other Receivables	$ 0	$ 55